Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss on derivatives	$ (95,288)	$ (714,074)	$ (2,340,418)
Loss on derivatives, net
Interest rate swaps - Fair value	834,829	2,017,297
Interest rate swaps - Realized Loss	$ (930,117)	$ (2,731,371)